Exhibit 99.02 Schedule 4

Fields Reviewed	Discrepancy Count	Percentage
Gross Margin	2	0.28%
Maturity Date	3	0.42%
Original Interest Rate	2	0.28%
Originator Back-End DTI	3	0.42%
Property Type	4	0.56%
The Original Principal and Interest Payment Amount	2	0.28%